Schedule of basic and diluted earnings per share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Accounting Policies [Abstract]
Net loss from continuing operations	$ (1,201,696)	$ (16,748,274)
Less: Net income (loss) attributable to noncontrolling interest from continuing operations	2,305	(5,118)
Net loss attributable to common shareholders, basic	$ (1,204,001)	$ (16,743,156)
Weighted average number of shares outstanding, Basic	37,156,364	28,370,557
Weighted average number of shares outstanding, Diluted	37,156,364	28,370,557
Loss per share, basic	$ (0.03)	$ (0.59)
Loss per share, diluted	$ (0.03)	$ (0.59)
Net income/(loss) attributable to common shareholders, basic		$ (84,673)
Weighted average number of shares outstanding, basic		28,370,557
Weighted average number of shares outstanding, diluted		28,370,557
Earnings/ (loss) per share, basic		$ (0.00)
Earnings/ (loss) per share, diluted		$ (0.00)